UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               PMFM, Inc.
Address:            1061 Cliff Dawson Rd.
                    Watkinsville, Georgia  30677

Form 13F File Number:    28- 11320
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Judson P. Doherty
     Title:         Chief Financial Officer
     Phone:         (800) 222-7636

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty        Watkinsville, Georgia     November 13, 2006
     --------------------------     -----------------------    ----------------
          [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         18
                                             -------------------------

Form 13F Information Table Value Total:      $  186,254
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

       COLUMN 1          COLUMN 2       COLUMN 3         COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
    NAME OF ISSUER     TITLE OF                           VALUE      SHRS OR     SH/  PUT/ INVESTMENT    OTHER
    --------------      CLASS              CUSIP        (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
                       -------             -----         ---------   --------   ---  ----  ----------   --------  ----  ------ ----
DIAMONDS TR              UNIT SER 1      252787 10 6     27977       251342   SH             SOLE                  251342
ISHARES INC              MSCI JAPAN      464286 84 8        10          705   SH             SOLE                     705
ISHARES TR             MSCI EMERG MKT    464287 23 4        20          206   SH             SOLE                     206
ISHARES TR             MSCI EAFE IDX     464287 46 5     24610       379086   SH             SOLE                  379086
ISHARES TR             S&P EURO PLUS     464287 86 1      8274        93119   SH             SOLE                   93119
ISHARES TR             S&P LTN AM 40     464287 39 0         9           70   SH             SOLE                      70
ISHARES TR              RUSSELL 2000     464287 65 5      1827        24045   SH             SOLE                   24045
ISHARES TR             RUSL 2000 VALU    464287 63 0     22598       302355   SH             SOLE                  302355
ISHARES TR             RUSL 2000 GROW    464287 64 8      1403        17603   SH             SOLE                   17603
ISHARES TR             RUSSELL MCP VL    464287 47 3      6933        51973   SH             SOLE                   51973
MIDCAP SPDR TR           UNIT SER 1      595635 10 3      9047        62496   SH             SOLE                   62496
NASDAQ 100 TR            UNIT SER 1      631100 10 4     20003       477046   SH             SOLE                  477046
SELECT SECTOR SPDR TR  SBI MATERIALS     81369Y 10 0      1314        40623   SH             SOLE                   40623
SELECT SECTOR SPDR TR   SBI INT-FINL     81369Y 60 5     16254       499366   SH             SOLE                  499366
SELECT SECTOR SPDR TR   SBI INT-INDS     81369Y 70 4      8771       259503   SH             SOLE                  259503
SELECT SECTOR SPDR TR   SBI INT-TECH     81369Y 80 3      1307        59039   SH             SOLE                   59039
SPDR TR                  UNIT SER 1      78462F 10 3     35195       271085   SH             SOLE                  271085
STREETTRACKS GOLD TR      GOLD SHS       863307 10 4       702        12079   SH             SOLE                   12079

REPORT SUMMARY         18 DATA RECORDS                $186,254         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



